Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation
3.	Basis of Presentation

The accompanying unaudited condensed consolidated and combined financial statements were prepared following the requirements of the Securities and Exchange Commission (SEC) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by accounting principles generally accepted in the United States of America (U.S. GAAP) can be condensed or omitted. Balance sheet amounts and operating results for subsidiaries operating outside the U.S. are as of and for the three-month periods ended February 24, 2013 and February 26, 2012.

Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be representative of those for the full year.

We are responsible for the unaudited condensed consolidated and combined financial statements included in this prospectus. The condensed consolidated and combined financial statements include all normal and recurring adjustments that are considered necessary for the fair presentation of our financial position and operating results. The information included in this prospectus should be read in conjunction with the combined financial statements and accompanying notes included in the Company’s 2012 Annual Report on Form 10-K.

A.    Basis of Presentation Prior to the Separation

Prior to the Separation, the combined financial statements were derived from the consolidated financial statements and accounting records of Pfizer and included allocations for direct costs and indirect costs attributable to the operations of the animal health business of Pfizer. The pre-Separation financial statements and activities do not purport to reflect what the results of operations, comprehensive income/(loss), financial position, equity or cash flows would have been had we operated as a standalone public company during the period presented.

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The condensed combined statements of income for the three months ended April 1, 2012 and the pre-Separation period in the condensed consolidated statement of income for the three months ended March 31, 2013 include allocations from certain support functions (Enabling Functions) that are provided on a centralized basis within Pfizer, such as expenses for business technology, facilities, legal, finance, human resources, and, to a lesser extent, business development, public affairs and procurement, among others, as Pfizer does not routinely allocate these costs to any of its business units. These allocations are based on either a specific identification basis or, when specific identification is not practicable, proportional allocation methods (e.g., using third-party sales, headcount, etc.), depending on the nature of the services.

We allocated the costs associated with business technology, facilities and human resources primarily using proportional allocation methods and for legal and finance, primarily using specific identification. In all cases, for support function costs where proportional allocation methods were used, we determined whether the costs are primarily influenced by headcount (such as a significant majority of facilities and human resources costs) or by the size of the business (such as most business technology costs), and we also determined whether the associated scope of those services provided are global, regional or local. Based on those analyses, we then allocated the costs based on our share of worldwide revenues, domestic revenues, international revenues, regional revenues, country revenues, worldwide headcount, country headcount or site headcount, as appropriate.

As a result, costs associated with business technology and legal that were not specifically identified were mostly allocated based on revenue drivers and, to a lesser extent, based on headcount drivers; costs associated with finance that were not specifically identified were all allocated based on revenue drivers; and costs associated with facilities and human resources that were not specifically identified were predominantly allocated based on headcount drivers.

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The condensed combined statement of income for the three months ended April 1, 2012 and the pre-Separation period in the condensed consolidated statement of income for the three months ended March 31, 2013 include allocations of certain manufacturing and supply costs incurred by manufacturing plants that are shared with other Pfizer business units, Pfizer’s global external supply group and Pfizer’s global logistics and support group (collectively, Pfizer Global Supply, or PGS). These costs may include manufacturing variances and changes in the standard costs of inventory, among others, as Pfizer does not routinely allocate these costs to any of its business units. These allocations are based on either a specific identification basis or, when specific identification is not practicable, proportional allocation methods, such as animal health identified manufacturing costs, depending on the nature of the costs.

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The condensed combined statement of income for the three months ended April 1, 2012 and the pre-Separation period in the condensed consolidated statement of income for the three months ended March 31, 2013 also include allocations from the Enabling Functions and PGS for restructuring charges, integration costs, additional depreciation associated with asset restructuring and implementation costs, as Pfizer does not routinely allocate these costs to any of its business units. For additional information about allocations of restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives.

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The condensed combined statement of income for the three months ended April 1, 2012 and the pre-Separation period in the condensed consolidated statement of income for the three months ended March 31, 2013 include an allocation of share-based compensation expense and certain other compensation expense items, such as certain fringe benefit expenses, maintained on a centralized basis within Pfizer, as Pfizer does not routinely allocate these costs to any of its business units. For additional information about allocations of share-based payments, see Note 13. Share-Based Payments.

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The condensed combined balance sheet as of December 31, 2012 reflects all of the assets and liabilities of Pfizer that are either specifically identifiable or are directly attributable to Zoetis and its operations. For benefit plans, the combined balance sheets only include the assets and liabilities of benefit plans dedicated to animal health employees. For debt, see below.

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The condensed combined balance sheet as of December 31, 2012 includes an allocation of long-term debt from Pfizer that was issued to partially finance the acquisition of Wyeth (including Fort Dodge Animal Health (FDAH)). The debt and associated interest-related expenses, including the effect of hedging activities, have been allocated on a pro-rata basis using the deemed acquisition cost of FDAH as a percentage of the total acquisition cost of Wyeth. No other allocations of debt have been made as none are specifically related to our operations.

The allocated expenses from Pfizer include the items noted below for the pre-Separation period in 2013 and the first quarter of 2012.

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Enabling Functions operating expenses—$11 million in 2013 and $79 million in 2012 ($1 million in Cost of sales in 2012; $11 million and $63 million in Selling, general and administrative expenses in 2013 and 2012, respectively; and $15 million in Research and development expenses in 2012).

•	PGS manufacturing costs—approximately $2 million in 2013 and $7 million in 2012 (in Cost of sales).

•	Restructuring charges and certain acquisition-related costs—$18 million in 2012 (in Restructuring charges and certain acquisition-related costs).

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Other costs associated with cost reduction/productivity initiatives—additional depreciation associated with asset restructuring—$2 million in 2013 (in Selling, general and administrative expenses) and $9 million in 2012 (in Research and development expenses).

•	Other costs associated with cost reduction/productivity initiatives—implementation costs—$1 million in 2013 and $1 million in 2012 (in Selling, general and administrative expenses).

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Share-based compensation expense—approximately $3 million in 2013 and $8 million in 2012 ($1 million and $2 million in Cost of sales in 2013 and 2012, respectively; $2 million and $5 million in Selling, general and administrative expenses in 2013 and 2012, respectively; and $1 million in Research and development expenses in 2012).

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Compensation-related expenses—approximately $1 million in 2013 and $14 million in 2012 ($5 million in Cost of sales in 2012; $1 million and $6 million in Selling, general and administrative expenses in 2013 and 2012, respectively; and $3 million in Research and development expenses in 2012).

•	Interest expense—approximately $2 million in 2013 and $8 million in 2012.

The income tax provision in the condensed combined statement of income was calculated as if Zoetis filed a separate return.

Management believes that the allocations are a reasonable reflection of the services received or the costs incurred on behalf of Zoetis and its operations and that the condensed combined statement of income for the three months ended April 1, 2012 and the pre-Separation period in the condensed consolidated statement of income for the three months ended March 31, 2013.

Prior to the Separation, we participated in Pfizer’s centralized cash management system and generally all excess cash was transferred to Pfizer on a daily basis. Cash disbursements for operations and/or investing activities were funded as needed by Pfizer. We had also participated in Pfizer’s centralized hedging and offsetting programs. As such, in the combined statement of income for the three months ended April 1, 2012, we include the impact of Pfizer’s derivative financial instruments used for offsetting changes in foreign currency rates, net of the related foreign exchange gains and losses for the portion that is deemed to be associated with the animal health operations. Such gains and losses were not material to the combined financial statement for the period presented.

All balances and transactions among Zoetis and Pfizer and its subsidiaries, which can include dividends as well as intercompany activities, are shown in Business unit equity in the combined balance sheet as of December 31, 2012. As the books and records of Zoetis were not kept on a separate company basis, the determination of the average net balance due to or from Pfizer is not practicable.

B.    Basis of Presentation After the Separation

The unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2013 comprise the following: (i) the results of operations, comprehensive income, and cash flow amounts for the period prior to the Separation (see above), which includes allocations for direct costs and indirect costs attributable to the operations of the animal health business and (ii) the amounts for the period after the Separation, which reflect the results of operations, comprehensive income, financial position, equity and cash flows resulting from our operation as a standalone public company.

The income tax provision prepared after the Separation is based on the actual legal entity structure of Zoetis, with certain accommodations pursuant to a tax matters agreement. For additional information, see Note 17B. Related Party Transactions: Agreements with Pfizer.

2.	Basis of Presentation

The combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). For operations outside the U.S., the combined financial information is included as of and for the fiscal year ended November 30 for each year presented. All significant intercompany balances and transactions between the legal entities that comprise Zoetis have been eliminated. Balances due to or due from Pfizer have been presented as a component of Business unit equity. For those subsidiaries included in these combined financial statements where our ownership is less than 100%, the minority interests have been shown in equity as Equity attributable to noncontrolling interests. Certain reclassifications have been made to prior years’ financial information to conform to the current year presentation.

On January 31, 2011 (the acquisition date), Pfizer completed the tender offer for the outstanding shares of common stock of King Pharmaceuticals, Inc. (King), including the King Animal Health business (KAH), and acquired approximately 92.5% of King’s outstanding shares. On February 28, 2011, Pfizer acquired all of the remaining shares of King. Commencing from the acquisition date, our combined financial statements include the assets, liabilities, operations and cash flows associated with KAH. As a result, and in accordance with our domestic and international reporting periods, our combined financial statements for the year ended December 31, 2011 reflect approximately eleven months of the U.S. operations of KAH and approximately ten months of the international operations of KAH. For additional information, see Note 4A. Acquisitions, Divestitures and Certain Investments—Acquisition of King Animal Health.

The combined financial statements have been derived from the consolidated financial statements and accounting records of Pfizer and include allocations for direct costs and indirect costs attributable to the operations of the animal health business of Pfizer. These combined financial statements do not purport to reflect what the results of operations, comprehensive income/(loss), financial position, equity or cash flows would have been had we operated as a standalone public company during the periods presented.

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The combined statements of income include allocations from certain support functions (Enabling Functions) that are provided on a centralized basis within Pfizer, such as expenses for business technology, facilities, legal, finance, human resources, and, to a lesser extent, business development, public affairs and procurement, among others. Pfizer does not routinely allocate these costs to any of its business units. These allocations are based on either a specific identification basis or, when specific identification is not practicable, proportional allocation methods (e.g., using third-party sales, headcount, etc.), depending on the nature of the services.

We allocated the costs associated with business technology, facilities and human resources primarily using proportional allocation methods, and for legal and finance, primarily using specific identification. In all cases, for support function costs where proportional allocation methods were used, we determined whether the costs are primarily influenced by headcount (such as a significant majority of facilities and human resources costs) or by the size of the business (such as most business technology costs) and we also determined whether the associated scope of those services provided are global, regional or local. Based on those analyses, we then allocated the costs based on our share of worldwide revenues, domestic revenues, international revenues, regional revenues, country revenues, worldwide headcount, country headcount or site headcount, as appropriate.

As a result, costs associated with business technology and legal that were not specifically identified were mostly allocated based on revenue drivers and, to a lesser extent, based on headcount drivers; costs associated with finance that were not specifically identified were all allocated based on revenue drivers; and costs associated with facilities and human resources that were not specifically identified were predominantly allocated based on headcount drivers.

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The combined statements of income include allocations of certain manufacturing and supply costs incurred by manufacturing plants that are shared with other Pfizer business units, Pfizer’s global external supply group and Pfizer’s global logistics and support group (collectively, Pfizer Global Supply, or PGS). These costs may include manufacturing variances and changes in the standard costs of inventory, among others. Pfizer does not routinely allocate these costs to any of its business units. These allocations are based on either a specific identification basis or, when specific identification is not practicable, proportional allocation methods, such as animal health identified manufacturing costs, depending on the nature of the costs.

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The combined statements of income also include allocations from the Enabling Functions and PGS for restructuring charges, integration costs, additional depreciation associated with asset restructuring and implementation costs. Pfizer does not routinely allocate these costs to any of its business units. For additional information about allocations of restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives.

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The combined statements of income include an allocation of transaction costs related to acquired businesses. Pfizer does not routinely allocate these costs to any of its business units. For additional information about allocations of transaction costs, see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives.

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The combined statements of income include an allocation of share-based compensation expense and certain other compensation expense items, such as certain fringe benefit expenses, maintained on a centralized basis within Pfizer. Pfizer does not routinely allocate these costs to any of its business units. For additional information about allocations of share-based payments, see Note 15. Share-Based Payments.

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The combined balance sheets reflect all of the assets and liabilities of Pfizer that are either specifically identifiable or are directly attributable to Zoetis and its operations. For benefit plans, the combined balance sheets only include the assets and liabilities of benefit plans dedicated to animal health employees. For debt, see below.

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The combined financial statements include an allocation of long-term debt from Pfizer that was issued to partially finance the acquisition of Wyeth (including FDAH). The debt and associated interest-related expenses, including the effect of hedging activities, have been allocated on a pro-rata basis using the deemed acquisition cost of FDAH as a percentage of the total acquisition cost of Wyeth. No other allocations of debt have been made as none is specifically related to our operations.

Management believes that the allocations are a reasonable reflection of the services received or the costs incurred on behalf of Zoetis and its operations and that the combined statements of income reflect all of the costs of the animal health business of Pfizer. The allocated expenses from Pfizer include the following:

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Enabling Functions operating expenses––approximately $310 million in 2012, $335 million in 2011 and $345 million in 2010 ($1 million, $3 million and $6 million in Cost of sales; $254 million, $268 million and $260 million in Selling, general and administrative expenses; and $55 million, $64 million and $79 million in Research and development expenses).

•	PGS manufacturing costs—approximately $25 million in 2012, $34 million in 2011 and $42 million in 2010 (in Cost of sales).

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Restructuring charges and certain acquisition-related costs—approximately $57 million in 2012, $70 million in 2011 and $104 million in 2010 (in Restructuring charges and certain acquisition-related costs).

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Other costs associated with cost reduction/productivity initiatives—additional depreciation associated with asset restructuring—approximately $13 million in 2012, $20 million in 2011 and $17 million in 2010 ($4 million, $1 million and $17 million in Selling, general and administrative expenses; and $9 million, $19 million and $0 million in Research and development expenses).

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Other costs associated with cost reduction/productivity initiatives—implementation costs—approximately $9 million in 2012, $0 million in 2011 and $0 million in 2010 ($8 million in Selling, general and administrative expenses and $1 million in Research and development expenses).

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Share-based compensation expense—approximately $33 million in 2012, $25 million in 2011 and $22 million in 2010 ($7 million, $5 million and $3 million in Cost of sales; $21 million, $16 million and $15 million in Selling, general and administrative expenses; and $5 million, $4 million and $4 million in Research and development expenses).

•	Transaction costs—approximately $2 million in 2011 and $1 million in 2010 (in Restructuring charges and certain acquisition-related costs).

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Compensation-related expenses—approximately $12 million in 2012, $6 million in 2011 and $17 million in 2010 ($5 million, $2 million and $5 million in Cost of sales; $5 million, $3 million and $7 million in Selling, general and administrative expenses; and $2 million, $1 million and $5 million in Research and development expenses).

•	Interest expense—approximately $31 million in 2012, $36 million in 2011 and $37 million in 2010 (in Other (income)/deductions—net).

The income tax provision in the combined statements of income has been calculated as if Zoetis filed a separate tax return.

We have historically participated in Pfizer’s centralized cash management system and generally all excess cash was transferred to Pfizer on a daily basis. Cash disbursements for operations and/or investing activities were funded as needed by Pfizer. We have also participated in Pfizer’s centralized hedging and offsetting programs. As such, in the combined statements of income, we include the impact of Pfizer’s derivative financial instruments used for offsetting changes in foreign currency rates net of the related exchange gains and losses for the portion that is deemed to be associated with the animal health operations. Such gains and losses were not material to the combined financial statements for all periods presented.

All balances and transactions among Zoetis and Pfizer and its subsidiaries, which can include dividends as well as intercompany activities, are shown in business unit equity in the combined balance sheets, for all periods presented. As the books and records of Zoetis were not kept on a separate company basis, the determination of the average net balance due to or from Pfizer is not practicable. See also Note 18. Related Party Transactions.